Income from operations - Text Details (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income from operations [Line Items]
Transaction price allocated to remaining performance obligations		€ 16,570
Percentage of remaining performance obligations within 1 year		50.00%
Royalty income		€ 419,000	€ 383,000	€ 301,000
Impairment loss recognised in profit or loss, goodwill	[1]	1,357,000	15,000	144,000
Income from government grants		103,000	104,000	98,000
Precision Diagnosis Solutions [Member]
Income from operations [Line Items]
Impairment loss recognised in profit or loss, goodwill		27,000
Goods or services transferred over time [member]
Income from operations [Line Items]
Royalty income		€ 292,000	€ 220,000	€ 211,000
Not later than one year [member]
Income from operations [Line Items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue		1 year
Later than one year [member]
Income from operations [Line Items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue		1 year

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.